Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

18.  Related Party Transactions

(a)	Related parties

Names of related parties	Relationship with the Group
Tencent and its affiliates (“Tencent Group”)	A shareholder of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
Shanghai Fufeitong Information Service Co., Ltd. (“Shanghai Fufeitong”)	Company controlled by one of the executive officers of the Company

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Services received from:
Tencent Group	1,266,362	2,298,074	10,541,479	1,615,552
Shanghai Fufeitong	—	—	45,364	6,952

(c)	The Group had the following significant related party balances as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts due from related parties:
Current:
Tencent Group*	1,905,793	3,177,536	486,979
Ningbo Hexin Equity Investment Partnership **	459,632	697,632	106,917
Shanghai Fufeitong	—	364,517	55,865
Accounts due to related parties:
Current:
Tencent Group	1,502,892	3,370,928	516,617
Shanghai Fufeitong	—	14,935	2,289

*  The balance primarily represents receivables due from the online payment platform operated by Tencent Group.

** The balance represents loans to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.